Risk management and financial instruments - Schedule of Revenue Concentration (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Revenue percent	100.00%	100.00%	100.00%
Statoil
Concentration Risk [Line Items]
Revenue percent	32.00%	40.00%	44.00%
Conoco Phillips
Concentration Risk [Line Items]
Revenue percent	49.00%	25.00%	18.00%
ExxonMobil
Concentration Risk [Line Items]
Revenue percent	0.00%	25.00%	25.00%
Total
Concentration Risk [Line Items]
Revenue percent	8.00%	10.00%	13.00%
Nexen
Concentration Risk [Line Items]
Revenue percent	11.00%	0.00%	0.00%